CONCENTRATIONS	12 Months Ended
Jun. 30, 2015
Risks and Uncertainties [Abstract]
CONCENTRATIONS

9.   CONCENTRATIONS

For the twelve months ended June 30, 2015, 36% of net sales were to South Korea and 13% of net sales were to Canada. For the six months ended June 30, 2014, 44% of net sales were to South Korea and 17% of net sales were to Japan. For the year ended December 31, 2013, 65% of net sales were to Israel. For the year ended June 30, 2015, 30% of net sales were to one customer. For the six months ended June 30, 2014, 56% of net sales were to two customers. For the year ended December 31, 2013, 65%, of net sales were to one customer. No other significant customers or foreign sales were noted during the year ended June 30, 2015, the six months ended June 30, 2014, or the year ended December 31, 2013.